Related parties - Fixed and variable components of remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 2,456	€ 2,724	€ 2,068
Cost of pension	24	28	28
Other benefits	0	810	0
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	8,500	7,320	1,606
Share-based payments	3,218	5,757	911
Termination benefits	3,642	0	0
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	471	624	624
Cost of pension	0	0	0
Other benefits	0	0	0
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	4,163	3,628	903
Share-based payments	1,811	2,966	568
Termination benefits	€ 1,690	€ 0	€ 0